Information Provided in Connection with Investments in Deferred Annuity Contracts and Signature Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 6,912	$ 5,576
Adjustments:
Increase (decrease) in insurance contract liabilities	10,719	36,982
Increase (decrease) in investment contract liabilities	44	178
(Increase) decrease in reinsurance assets excluding coinsurance transactions	754	(2,374)
Amortization of (premium) discount on invested assets	181	154
Other amortization	529	656
Net realized and unrealized (gains) losses and impairment on assets	4,824	(22,521)
Deferred income tax expense (recovery)	(127)	280
Stock option expense	9	14
Cash provided by (used in) operating activities before undernoted items	23,845	18,945
Changes in policy related and operating receivables and payables	(690)	1,103
Cash provided by (used in) operating activities	23,155	20,048
Investing activities
Purchases and mortgage advances	(120,965)	(111,981)
Disposals and repayments	96,728	98,850
Changes in investment broker net receivables and payables	(186)	(1,017)
Net cash flows from acquisition and disposal of subsidiaries and businesses	(19)
Cash provided by (used in) investing activities	(24,442)	(14,148)
Financing activities
Issue of long-term debt, net		2,455
Redemption of long-term debt	(1,250)	(652)
Issue of capital instruments, net		1,990
Redemption of capital instruments	(818)	(1,250)
Secured borrowings	26	1,376
Change in repurchase agreements and securities sold but not yet purchased	186	24
Changes in deposits from Bank clients, net	(164)	(579)
Lease payments	(124)	(134)
Shareholders' dividends and other equity distributions	(2,500)	(2,340)
Common shares repurchased		(253)
Common shares issued, net	51	36
Preferred shares and other equity issued, net	3,171
Preferred shares redeemed, net	(612)
Contributions from (distributions to) non-controlling interests, net	(13)	(10)
Cash provided by (used in) financing activities	(2,047)	663
Increase (decrease) during the year	(3,334)	6,563
Effect of foreign exchange rate changes on cash and short-term securities	(319)	(528)
Net cash and short-term securities, January 1	25,583	19,548
Net cash and short-term securities, December 31	21,930	25,583
Cash and short-term securities
Gross cash and short-term securities, beginning of year	26,167	20,300
Net payments in transit, included in other liabilities, beginning of year	(584)	(752)
Net cash and short-term securities, January 1	25,583	19,548
Gross cash and short-term securities, end of year	22,594	26,167
Net payments in transit, included in other liabilities, end of year	(664)	(584)
Net cash and short-term securities, December 31	21,930	25,583
Supplemental disclosures on cash flow information:
Interest received	11,376	11,736
Interest paid	981	1,188
Income taxes paid (refund)	571	1,358
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	7,105	5,871
Adjustments:
Equity in net income of unconsolidated subsidiaries	(6,972)	(5,801)
Other amortization	16	7
Net realized and unrealized (gains) losses and impairment on assets	62	1
Deferred income tax expense (recovery)	34	25
Cash provided by (used in) operating activities before undernoted items	245	103
Dividends from unconsolidated subsidiary	5,000	3,000
Changes in policy related and operating receivables and payables	(22)	91
Cash provided by (used in) operating activities	5,223	3,194
Investing activities
Investment in common shares of subsidiaries	(3,700)	(4,483)
Notes receivable from subsidiaries	(13)	1,494
Cash provided by (used in) investing activities	(3,713)	(2,989)
Financing activities
Issue of long-term debt, net		2,455
Redemption of long-term debt	(1,250)	(652)
Issue of capital instruments, net		1,990
Redemption of capital instruments	(468)
Shareholders' dividends and other equity distributions	(2,500)	(2,340)
Common shares repurchased		(253)
Common shares issued, net	51	36
Preferred shares and other equity issued, net	3,171
Preferred shares redeemed, net	(612)
Notes payable to subsidiaries	129	(1,501)
Cash provided by (used in) financing activities	(1,479)	(265)
Increase (decrease) during the year	31	(60)
Effect of foreign exchange rate changes on cash and short-term securities		85
Net cash and short-term securities, January 1	47	22
Net cash and short-term securities, December 31	78	47
Cash and short-term securities
Gross cash and short-term securities, beginning of year	47	22
Net cash and short-term securities, January 1	47	22
Gross cash and short-term securities, end of year	78	47
Net cash and short-term securities, December 31	78	47
Supplemental disclosures on cash flow information:
Interest received	499	522
Interest paid	396	426
Income taxes paid (refund)		(2)
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	1,552	1,763
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,218)	(1,344)
Increase (decrease) in insurance contract liabilities	(562)	11,937
Increase (decrease) in investment contract liabilities	50	48
(Increase) decrease in reinsurance assets excluding coinsurance transactions	1,544	(3,133)
Amortization of (premium) discount on invested assets	57	54
Other amortization	124	145
Net realized and unrealized (gains) losses and impairment on assets	1,533	(9,420)
Deferred income tax expense (recovery)	190	(784)
Stock option expense	(2)	3
Cash provided by (used in) operating activities before undernoted items	3,268	(731)
Dividends from unconsolidated subsidiary	489	411
Changes in policy related and operating receivables and payables	424	8,459
Cash provided by (used in) operating activities	4,181	8,139
Investing activities
Purchases and mortgage advances	(31,746)	(34,392)
Disposals and repayments	27,194	29,635
Changes in investment broker net receivables and payables	(202)	(431)
Capital contribution to unconsolidated subsidiaries	(1)	(1)
Return of capital from unconsolidated subsidiaries	1	22
Cash provided by (used in) investing activities	(4,754)	(5,167)
Financing activities
Secured borrowings		709
Lease payments	(7)	(9)
Dividends paid to parent	(742)	(1,270)
Cash provided by (used in) financing activities	(749)	(570)
Increase (decrease) during the year	(1,322)	2,402
Effect of foreign exchange rate changes on cash and short-term securities	(20)	(59)
Net cash and short-term securities, January 1	4,907	2,564
Net cash and short-term securities, December 31	3,565	4,907
Cash and short-term securities
Gross cash and short-term securities, beginning of year	5,213	3,058
Net payments in transit, included in other liabilities, beginning of year	(306)	(494)
Net cash and short-term securities, January 1	4,907	2,564
Gross cash and short-term securities, end of year	4,087	5,213
Net payments in transit, included in other liabilities, end of year	(522)	(306)
Net cash and short-term securities, December 31	3,565	4,907
Supplemental disclosures on cash flow information:
Interest received	4,112	4,334
Interest paid	73	109
Income taxes paid (refund)	(118)	721
Other subsidiaries
Operating activities
Net income (loss)	7,997	6,850
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,552)	(1,763)
Increase (decrease) in insurance contract liabilities	11,281	25,045
Increase (decrease) in investment contract liabilities	(6)	130
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(790)	759
Amortization of (premium) discount on invested assets	124	100
Other amortization	389	504
Net realized and unrealized (gains) losses and impairment on assets	3,229	(13,102)
Deferred income tax expense (recovery)	(351)	1,039
Stock option expense	11	11
Cash provided by (used in) operating activities before undernoted items	20,332	19,573
Dividends from unconsolidated subsidiary	742	1,270
Changes in policy related and operating receivables and payables	(1,092)	(7,447)
Cash provided by (used in) operating activities	19,982	13,396
Investing activities
Purchases and mortgage advances	(89,219)	(77,589)
Disposals and repayments	69,534	69,215
Changes in investment broker net receivables and payables	16	(586)
Net cash flows from acquisition and disposal of subsidiaries and businesses	(19)
Notes receivable from parent	(129)	1,501
Cash provided by (used in) investing activities	(19,817)	(7,459)
Financing activities
Redemption of capital instruments	(350)	(1,250)
Secured borrowings	26	667
Change in repurchase agreements and securities sold but not yet purchased	186	24
Changes in deposits from Bank clients, net	(164)	(579)
Lease payments	(117)	(125)
Dividends paid to parent	(5,489)	(3,411)
Common shares issued, net	3,700	4,483
Contributions from (distributions to) non-controlling interests, net	(13)	(10)
Capital contributions by parent	1	1
Return of capital to parent	(1)	(22)
Notes payable to parent	13	(1,494)
Cash provided by (used in) financing activities	(2,208)	(1,716)
Increase (decrease) during the year	(2,043)	4,221
Effect of foreign exchange rate changes on cash and short-term securities	(299)	(554)
Net cash and short-term securities, January 1	20,629	16,962
Net cash and short-term securities, December 31	18,287	20,629
Cash and short-term securities
Gross cash and short-term securities, beginning of year	20,907	17,220
Net payments in transit, included in other liabilities, beginning of year	(278)	(258)
Net cash and short-term securities, January 1	20,629	16,962
Gross cash and short-term securities, end of year	18,429	20,907
Net payments in transit, included in other liabilities, end of year	(142)	(278)
Net cash and short-term securities, December 31	18,287	20,629
Supplemental disclosures on cash flow information:
Interest received	7,847	7,992
Interest paid	1,594	1,765
Income taxes paid (refund)	689	639
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(9,742)	(8,908)
Adjustments:
Equity in net income of unconsolidated subsidiaries	9,742	8,908
Dividends from unconsolidated subsidiary	(6,231)	(4,681)
Cash provided by (used in) operating activities	(6,231)	(4,681)
Investing activities
Investment in common shares of subsidiaries	3,700	4,483
Capital contribution to unconsolidated subsidiaries	1	1
Return of capital from unconsolidated subsidiaries	(1)	(22)
Notes receivable from parent	129	(1,501)
Notes receivable from subsidiaries	13	(1,494)
Cash provided by (used in) investing activities	3,842	1,467
Financing activities
Dividends paid to parent	6,231	4,681
Common shares issued, net	(3,700)	(4,483)
Capital contributions by parent	(1)	(1)
Return of capital to parent	1	22
Notes payable to parent	(13)	1,494
Notes payable to subsidiaries	(129)	1,501
Cash provided by (used in) financing activities	2,389	3,214
Supplemental disclosures on cash flow information:
Interest received	(1,082)	(1,112)
Interest paid	$ (1,082)	$ (1,112)